Other Current Liabilities - Summary of Other Current Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Other current liabilities:
License and service agreements	$ 114.7	$ 147.5
Salaries, wages and benefits	417.1	336.2
Litigation and product liability	146.2	205.6
Customer rebates	180.0	149.7
Accrued liabilities	627.7	582.3
Total other current liabilities	$ 1,485.7	$ 1,421.3